Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate the Group’s Revenue - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Disaggregate the Group’s Revenue [Line Items]
Total	$ 7,323,356	$ 6,293,340	$ 1,940,378
Sanitary pads [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	5,162,784	3,787,120	455,215
Body and oral care products [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	1,047,108	165,070	1,198,589
Accessories [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	1,015,961	2,304,147	106,119
Others [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	55,067	27,092	180,455
Licensing Fees [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	42,436	9,911
Online [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	4,238,613	2,383,944	1,319,276
Offline [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	3,042,307	3,899,485	621,102
Licensing Fees One [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	42,436	9,911
Point in time [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	7,280,920	6,283,429	1,940,378
Over time [Member]
Schedule of Disaggregate the Group’s Revenue [Line Items]
Revenues	$ 42,436	$ 9,911